Other Liabilities (Details) - Schedule of Other Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Corporate income taxes	$ 307,855	$ 379,395
Value added tax	79,627	121,691
Construction tax	11,296	14,615
Individual income tax	1,977	3,598
Payroll payable	510,779	474,629
Others	47,636	47,982
Total other liabilities	$ 959,170	$ 1,041,910